Other non-financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Precious metals and other physical commodities	$ 5,258	$ 6,264
Bail deposit	1,526	1,418
Prepaid expenses	1,108	1,081
VAT and other tax receivables	638	433
Properties and other non-current assets held for sale	32	246
Assets of disposal groups held for sale	1,093
Other	621	326
Total other non-financial assets	10,277	9,768
UBS AG
Entity [Table]
Precious metals and other physical commodities	5,258	6,264
Bail deposit	1,526	1,418
Prepaid expenses	717	731
VAT and other tax receivables	591	392
Properties and other non-current assets held for sale	32	246
Assets of disposal groups held for sale	1,093
Other	618	323
Total other non-financial assets	$ 9,836	$ 9,374